Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2022
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
Exchange of Common Shares for Shares of Convertible Preferred Stock: The Company follows the provision of ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” to determine whether the preferred shares should be classified as permanent equity, temporary equity or liability.  In cases of exchanges of common stock for preferred stock, the Company values separately the common stock and the preferred stock on the date of the exchange.  When the Company determines that on the measurement date there is an excess value of the preferred stock, as compared to the fair value of the common shares exchanged, that value represents a dividend to the preferred holders, which should be deducted from the net loss from continuing operations to arrive at the net loss available to common stockholders from continuing operations.

Underwritten Public Offering: The Company follows the provision of ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” to determine whether the warrants and pre-funded warrants issued should be classified as permanent equity, temporary equity or liability. The Company has determined that warrants and pre-funded warrants are free standing instruments and are out of scope of ASC 480 and meet all criteria for equity classification. The Company has recorded the excess of the proceeds received over the par value of common stock to additional paid in capital.

Accounting Pronouncements - Not Yet Adopted
Reference Rate Reform (Topic 848): In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. An entity may elect to apply the amendments for contract modifications by Topic or Industry Subtopic as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. Once elected for a Topic or an Industry Subtopic, the amendments in this Update must be applied prospectively for all eligible contract modifications for that Topic or Industry Subtopic. An entity may elect to apply the amendments in this Update to eligible hedging relationships existing as of the beginning of the interim period that includes March 12, 2020 and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020.  An entity may elect certain optional expedients for hedging relationships that exist as of December 31, 2022 and maintain those optional expedients through the end of the hedging relationship. ASU 2020-04 can be adopted as of March 12, 2020. As of June 30, 2022, the Company has not yet elected any optional expedients provided in the standard and the Company does not currently have any contracts that have been changed to a new reference rate. The Company will apply the accounting relief as relevant contract and hedge accounting relationship modifications are made during the reference rate reform transition period and will continue to evaluate the potential impact of this standard on its consolidated financial statements.